Document and Entity Information	Feb. 12, 2025
Entity Listings [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 12, 2025
Entity File Number	1-42521
Entity Registrant Name	Artius II Acquisition Inc.
Entity Central Index Key	0002034334
Entity Incorporation, State or Country Code	E9
Entity Tax Identification Number	98-1802901
Entity Address, Address Line One	3 Columbus Circle
Entity Address, Address Line Two	Suite 1609
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10019
City Area Code	212
Local Phone Number	309-7668
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share, $0.0001 par value
Trading Symbol	AACBU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	AACB
Security Exchange Name	NASDAQ
Rights, each right entitling the holder to receive one tenth of one Class A ordinary share [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Rights, each right entitling the holder to receive one tenth of one Class A ordinary share
Trading Symbol	AACBR
Security Exchange Name	NASDAQ